Quarterly Holdings Report
for
Fidelity® Series International Developed Markets Bond Index Fund
March 31, 2022
IDM-NPRT1-0522
1.9901935.100
Government Obligations - 98.1%
		Principal Amount (a)	Value ($)
Australia - 4.4%
Australian Commonwealth:
0.25% 11/21/24 (Reg. S)	AUD	53,323,000	37,964,792
0.25% 11/21/25 (Reg. S)	AUD	19,392,000	13,390,841
0.5% 9/21/26 (Reg. S)	AUD	10,076,000	6,879,923
1% 12/21/30 (Reg. S)	AUD	21,812,000	14,044,049
1% 11/21/31 (Reg. S)	AUD	34,057,000	21,560,406
1.75% 6/21/51 (Reg. S)	AUD	15,812,000	8,488,860
2.75% 4/21/24	AUD	15,698,000	11,965,637
2.75% 11/21/27	AUD	72,551,000	54,524,207
2.75% 11/21/28	AUD	28,367,000	21,256,714
2.75% 11/21/29 (Reg. S)	AUD	46,513,000	34,762,220
2.75% 6/21/35 (Reg. S)	AUD	16,600,000	12,128,976
2.75% 5/21/41(Reg. S)	AUD	2,278,000	1,600,777
3.25% 4/21/25 (Reg. S)	AUD	19,400,000	14,901,863
3.25% 4/21/29(Reg. S)	AUD	14,800,000	11,431,937
3.75% 4/21/37 (Reg. S)	AUD	29,572,000	24,031,391
4.5% 4/21/33	AUD	40,321,000	34,820,521
TOTAL AUSTRALIA			323,753,114
Austria - 4.7%
Austrian Republic:
0% 9/20/22 (Reg. S) (b)	EUR	5,710,000	6,330,180
0% 7/15/23 (Reg. S) (b)	EUR	18,030,000	20,015,218
0% 7/15/24 (Reg. S) (b)	EUR	24,477,000	27,028,671
0% 2/20/30 (Reg. S) (b)	EUR	26,462,000	27,448,555
0% 2/20/31 (Reg. S) (b)	EUR	12,003,000	12,271,650
0% 10/20/40 (Reg. S) (b)	EUR	11,389,000	10,138,153
0.25% 10/20/36(Reg. S) (b)	EUR	25,709,000	25,037,268
0.5% 4/20/27 (Reg. S) (b)	EUR	19,636,000	21,687,569
0.5% 2/20/29 (Reg. S) (b)	EUR	5,940,000	6,472,874
0.75% 10/20/26 (Reg. S) (b)	EUR	12,510,000	14,002,988
0.75% 2/20/28 (Reg. S) (b)	EUR	22,997,000	25,645,227
0.75% 3/20/51 (Reg. S) (b)	EUR	13,357,000	13,259,554
0.85% 6/30/20 (Reg. S) (b)	EUR	12,116,000	8,562,151
1.2% 10/20/25 (Reg. S) (b)	EUR	29,419,000	33,563,095
1.5% 2/20/47 (Reg. S) (b)	EUR	4,482,000	5,375,089
1.75% 10/20/23(Reg. S) (b)	EUR	8,280,000	9,430,952
2.1% 9/20/17 (Reg. S) (b)	EUR	1,020,000	1,362,310
3.8% 1/26/62 (b)	EUR	12,165,000	24,062,066
4.15% 3/15/37 (b)	EUR	19,099,000	30,242,877
4.85% 3/15/26 (b)	EUR	17,828,000	23,293,920
TOTAL AUSTRIA			345,230,367
Belgium - 4.6%
Belgian Kingdom:
0% 10/22/27 (Reg. S) (b)	EUR	20,598,000	22,068,124
0% 10/22/31 (b)	EUR	706,000	713,647
0.1% 6/22/30 (Reg. S) (b)	EUR	14,700,000	15,375,524
0.4% 6/22/40 (b)	EUR	14,468,000	13,550,152
0.65% 6/22/71 (Reg. S) (b)	EUR	1,503,000	1,105,236
0.8% 6/22/25 (Reg. S) (b)	EUR	8,618,000	9,687,727
0.8% 6/22/27 (b)	EUR	6,886,000	7,715,783
0.8% 6/22/28 (Reg. S) (b)	EUR	19,086,000	21,347,492
0.9% 6/22/29 (b)	EUR	7,266,000	8,141,606
1% 6/22/26 (Reg. S) (b)	EUR	10,527,000	11,909,171
1% 6/22/31(Reg. S) (b)	EUR	19,681,000	22,013,777
1.6% 6/22/47 (b)	EUR	9,816,000	11,179,028
1.7% 6/22/50 (b)	EUR	27,649,000	32,080,928
1.9% 6/22/38(Reg. S) (b)	EUR	11,250,000	13,661,369
2.15% 6/22/66 (b)	EUR	4,230,000	5,522,579
2.25% 6/22/23	EUR	17,069,000	19,478,138
2.6% 6/22/24 (Reg.S) (b)	EUR	20,875,000	24,390,794
3.75% 6/22/45(Reg. S)	EUR	3,138,000	5,076,663
4.5% 3/28/26 (b)	EUR	12,960,000	16,677,802
5% 3/28/35 (b)	EUR	47,549,000	77,054,272
TOTAL BELGIUM			338,749,812
Canada - 4.6%
Canadian Government:
0.25% 8/1/23	CAD	74,124,000	57,881,526
0.25% 4/1/24	CAD	37,162,000	28,567,312
0.25% 3/1/26	CAD	44,228,000	32,588,233
0.5% 9/1/25	CAD	28,191,000	21,175,704
0.5% 12/1/30	CAD	86,362,000	58,934,647
1% 6/1/27	CAD	6,319,000	4,718,716
1.25% 3/1/27	CAD	12,800,000	9,695,297
1.25% 6/1/30	CAD	12,150,000	8,908,380
1.5% 6/1/26	CAD	21,563,000	16,669,649
1.5% 12/1/31	CAD	20,093,000	14,831,677
1.75% 12/1/53	CAD	7,700,000	5,298,997
2% 12/1/51	CAD	49,869,000	36,713,142
2.75% 12/1/64	CAD	5,346,000	4,638,146
3.5% 12/1/45	CAD	6,319,000	6,025,126
4% 6/1/41	CAD	12,881,000	12,713,670
5.75% 6/1/29	CAD	4,040,000	3,944,991
5.75% 6/1/33	CAD	14,800,000	15,640,302
TOTAL CANADA			338,945,515
Cyprus - 0.3%
Republic of Cyprus:
0% 2/9/26 (Reg. S)	EUR	5,219,000	5,505,772
0.625% 1/21/30 (Reg. S)	EUR	4,882,000	4,913,973
1.25% 1/21/40 (Reg. S)	EUR	5,514,000	5,226,057
2.25% 4/16/50 (Reg. S)	EUR	2,239,000	2,358,932
2.75% 2/26/34 (Reg. S)	EUR	1,789,000	2,105,000
TOTAL CYPRUS			20,109,734
Denmark - 2.4%
Danish Kingdom:
0% 11/15/31	DKK	50,702,000	6,992,459
0% 11/15/31 (Reg. S)	DKK	102,627,000	14,128,155
0.25% 11/15/22 (Reg. S)	DKK	53,157,000	7,941,874
0.25% 11/15/52 (Reg. S)	DKK	94,350,000	11,564,719
0.5% 11/15/27	DKK	151,087,000	22,307,533
0.5% 11/15/29(Reg. S)	DKK	139,526,000	20,410,250
1.5% 11/15/23	DKK	134,998,000	20,592,269
1.75% 11/15/25	DKK	134,098,000	20,878,198
4.5% 11/15/39	DKK	212,164,000	50,021,936
TOTAL DENMARK			174,837,393
Estonia - 0.0%
Estonian Republic 0.125% 6/10/30 (Reg. S)	EUR	2,467,000	2,503,625
Finland - 3.2%
Finnish Government:
0% 9/15/24 (b)	EUR	7,103,000	7,828,322
0% 9/15/30 (Reg. S) (b)	EUR	11,605,000	11,975,085
0.125% 9/15/31 (Reg. S) (b)	EUR	777,000	799,645
0.125% 4/15/36 (Reg. S) (b)	EUR	27,891,000	27,079,504
0.125% 4/15/52 (Reg. S) (b)	EUR	8,070,000	6,785,692
0.25% 9/15/40 (Reg. S) (b)	EUR	20,169,000	19,101,132
0.5% 4/15/26 (Reg. S) (b)	EUR	13,649,000	15,162,804
0.5% 9/15/27 (Reg. S) (b)	EUR	10,508,000	11,576,908
0.5% 9/15/28 (Reg. S) (b)	EUR	13,409,000	14,658,787
0.5% 9/15/29 (Reg. S) (b)	EUR	10,945,000	11,893,596
0.5% 4/15/43(Reg. S) (b)	EUR	2,790,000	2,722,917
0.875% 9/15/25 (Reg. S) (b)	EUR	15,486,000	17,457,329
1.125% 4/15/34 (Reg. S) (b)	EUR	5,620,000	6,307,012
1.375% 4/15/47(Reg. S) (b)	EUR	5,710,000	6,843,550
1.5% 4/15/23 (Reg. S) (b)	EUR	14,018,000	15,815,452
2% 4/15/24 (Reg. S) (b)	EUR	16,654,000	19,158,668
2.75% 7/4/28 (b)	EUR	20,413,000	25,550,495
4% 7/4/25 (b)	EUR	11,067,000	13,740,172
TOTAL FINLAND			234,457,070
France - 6.9%
French Government:
OAT:
3.25% 5/25/45	EUR	14,553,000	22,296,729
4.25% 10/25/23	EUR	6,480,000	7,663,557
4.5% 4/25/41	EUR	2,610,000	4,469,704
0% 2/25/23 (Reg. S)	EUR	19,143,000	21,269,064
0% 2/25/24 (Reg. S)	EUR	27,336,000	30,253,635
0% 3/25/25(Reg. S)	EUR	53,272,000	58,430,048
0% 2/25/27 (Reg. S)	EUR	7,984,000	8,586,621
0% 11/25/29 (Reg. S)	EUR	11,454,000	11,954,291
0% 11/25/31 (Reg. S)	EUR	7,769,000	7,861,349
0.5% 5/25/40 (Reg. S) (b)	EUR	673,000	653,746
0.5% 5/25/72 (b)	EUR	8,170,000	5,738,627
0.75% 5/25/28 (Reg. S)	EUR	21,780,000	24,259,700
0.75% 11/25/28(Reg. S)	EUR	36,762,000	40,871,140
0.75% 5/25/52 (Reg. S)	EUR	19,074,000	17,744,349
1.25% 5/25/36(Reg. S) (b)	EUR	79,486,000	89,157,151
1.5% 5/25/50 (Reg. S) (b)	EUR	9,827,000	11,203,579
1.75% 11/25/24	EUR	26,811,000	30,870,970
1.75% 6/25/39 (Reg. S) (b)	EUR	6,190,000	7,473,977
1.75% 5/25/66 (b)	EUR	4,410,000	5,285,249
2.5% 5/25/30	EUR	23,878,000	30,057,407
2.75% 10/25/27	EUR	45,610,000	56,458,013
3.5% 4/25/26	EUR	10,516,000	13,089,352
4.75% 4/25/35	EUR	3,436,000	5,516,014
TOTAL FRANCE			511,164,272
Germany - 5.1%
German Federal Republic:
0% 9/15/23 (Reg. S)	EUR	51,651,000	57,373,874
0% 10/18/24 (Reg. S)	EUR	1,018,000	1,124,908
0% 10/10/25 (Reg. S)	EUR	39,774,000	43,685,388
0% 10/9/26 (Reg. S)	EUR	12,249,000	13,346,901
0% 11/15/27 (Reg. S) (c)	EUR	43,519,000	47,094,823
0% 8/15/29(Reg. S)	EUR	8,292,000	8,886,276
0% 8/15/30 (Reg. S)	EUR	31,124,000	33,136,667
0% 8/15/31	EUR	940,000	991,475
0% 5/15/36 (Reg. S)	EUR	17,465,000	17,652,318
0% 8/15/50	EUR	16,503,000	15,280,826
0% 8/15/52 (Reg. S)	EUR	839,000	764,874
0.25% 2/15/27	EUR	1,710,000	1,884,824
0.25% 2/15/29	EUR	6,570,000	7,184,887
1% 8/15/24	EUR	18,270,000	20,692,052
1.25% 8/15/48	EUR	4,320,000	5,533,128
1.75% 2/15/24	EUR	5,294,000	6,063,749
2.5% 7/4/44	EUR	952,000	1,477,860
2.5% 8/15/46	EUR	7,681,000	12,231,330
4% 1/4/37	EUR	8,010,000	13,161,372
4.75% 7/4/40	EUR	21,231,000	40,288,119
5.5% 1/4/31	EUR	14,881,000	23,624,769
6.5% 7/4/27	EUR	4,770,000	6,954,026
TOTAL GERMANY			378,434,446
Hong Kong - 0.1%
Hong Kong Government SAR:
1.68% 1/21/26	HKD	33,050,000	4,173,385
1.89% 3/2/32	HKD	9,400,000	1,181,002
1.97% 1/17/29	HKD	14,400,000	1,829,841
2.02% 3/7/34	HKD	12,000,000	1,511,864
2.13% 7/16/30	HKD	4,750,000	611,948
2.22% 8/7/24	HKD	3,250,000	419,821
TOTAL HONG KONG			9,727,861
Ireland - 3.9%
Irish Republic:
0% 10/18/31 (Reg. S)	EUR	31,431,000	31,551,070
0.2% 5/15/27 (Reg. S)	EUR	7,014,000	7,605,372
0.2% 10/18/30 (Reg. S)	EUR	21,745,000	22,711,335
0.35% 10/18/32 (Reg. S)	EUR	1,882,000	1,926,940
0.4% 5/15/35 (Reg. S)	EUR	27,440,000	27,455,806
0.55% 4/22/41 (Reg. S)	EUR	3,856,000	3,728,862
0.9% 5/15/28 (Reg. S)	EUR	28,728,000	32,123,260
1% 5/15/26(Reg. S)	EUR	16,807,000	18,990,666
1.1% 5/15/29 (Reg. S)	EUR	22,059,000	24,923,085
1.5% 5/15/50 (Reg. S)	EUR	11,523,000	12,911,377
1.7% 5/15/37	EUR	8,190,000	9,640,136
2% 2/18/45 (Reg.S)	EUR	23,584,000	29,489,040
2.4% 5/15/30 (Reg. S)	EUR	10,260,000	12,757,541
3.4% 3/18/24 (Reg.S)	EUR	5,207,000	6,139,613
3.9% 3/20/23(Reg. S)	EUR	14,498,000	16,687,166
5.4% 3/13/25	EUR	23,212,000	29,473,062
TOTAL IRELAND			288,114,331
Italy - 6.2%
Italian Republic:
0% 4/15/24 (Reg. S)	EUR	36,404,000	39,873,233
0% 4/1/26 (Reg. S)	EUR	64,671,000	68,412,748
0% 8/1/26(Reg. S)	EUR	12,600,000	13,248,141
0.25% 3/15/28 (Reg. S)	EUR	24,775,000	25,456,215
0.45% 2/15/29(Reg. S)	EUR	6,660,000	6,783,343
0.6% 6/15/23 (Reg. S)	EUR	14,352,000	16,031,541
0.6% 8/1/31 (Reg. S) (b)	EUR	28,043,000	27,450,940
0.65% 10/15/23 (Reg. S)	EUR	35,730,000	39,879,649
0.95% 8/1/30 (Reg. S)	EUR	16,920,000	17,441,312
0.95% 3/1/37 (Reg. S) (b)	EUR	41,747,000	39,033,549
1.45% 5/15/25	EUR	12,582,000	14,169,377
1.65% 3/1/32 (b)	EUR	1,710,000	1,841,947
1.7% 9/1/51 (Reg. S) (b)	EUR	8,286,000	7,811,595
2.15% 3/1/72 (Reg. S) (b)	EUR	4,797,000	4,524,731
2.7% 3/1/47 (b)	EUR	5,850,000	6,879,297
3% 8/1/29	EUR	18,611,000	22,494,906
3.25% 9/1/46 (b)	EUR	9,830,000	12,637,619
4% 2/1/37 (b)	EUR	137,000	186,491
4.75% 9/1/44 (b)	EUR	16,726,000	26,196,557
5% 8/1/34 (b)	EUR	9,900,000	14,515,747
6% 5/1/31	EUR	20,409,000	30,517,496
7.25% 11/1/26	EUR	14,722,000	20,739,677
TOTAL ITALY			456,126,111
Japan - 20.2%
Japan Government:
0.005% 8/1/23	JPY	9,752,500,000	80,177,342
0.005% 3/20/26	JPY	676,550,000	5,560,225
0.005% 6/20/26	JPY	5,883,750,000	48,316,926
0.1% 3/20/24	JPY	260,000,000	2,141,359
0.1% 6/20/27	JPY	7,400,150,000	60,945,773
0.1% 9/20/27	JPY	30,000,000	247,050
0.1% 9/20/28	JPY	3,109,300,000	25,558,885
0.1% 6/20/30	JPY	1,384,300,000	11,319,899
0.1% 6/20/31	JPY	36,524,800,000	297,433,796
0.2% 6/20/36	JPY	5,254,500,000	41,777,462
0.3% 12/20/25	JPY	3,000,000,000	24,924,840
0.4% 6/20/25	JPY	5,115,650,000	42,593,018
0.4% 6/20/41	JPY	27,727,900,000	216,202,003
0.5% 3/20/60	JPY	1,890,000,000	13,367,861
0.6% 6/20/24	JPY	8,141,100,000	67,815,751
0.6% 12/20/36	JPY	8,330,000,000	69,842,951
0.7% 6/20/51	JPY	10,376,350,000	80,865,468
0.7% 3/20/61	JPY	5,773,100,000	43,680,942
1.4% 12/20/45	JPY	2,270,000,000	21,121,405
1.7% 9/20/32	JPY	200,000,000	1,890,209
1.9% 9/20/23	JPY	3,670,000,000	31,008,998
1.9% 3/20/29	JPY	1,240,000,000	11,456,810
2% 12/20/24	JPY	3,272,050,000	28,366,099
2% 3/20/25	JPY	40,000,000	348,244
2.1% 6/20/27	JPY	730,000,000	6,638,179
2.3% 3/20/40	JPY	1,641,350,000	17,333,001
2.4% 6/20/28	JPY	4,480,650,000	42,118,257
2.4% 3/20/48	JPY	9,162,900,000	102,590,761
2.5% 6/20/34	JPY	8,518,600,000	88,252,248
2.8% 9/20/29	JPY	410,000,000	4,036,112
TOTAL JAPAN			1,487,931,874
Latvia - 0.3%
Latvian Republic:
0% 3/17/31 (Reg. S)	EUR	2,978,000	2,898,622
0.25% 1/23/30 (Reg. S)	EUR	2,400,000	2,439,779
0.375% 10/7/26 (Reg. S)	EUR	6,257,000	6,672,758
1.125% 5/30/28 (Reg. S)	EUR	400,000	439,917
1.375% 5/16/36 (Reg. S)	EUR	1,633,000	1,750,392
1.875% 2/19/49 (Reg. S)	EUR	2,678,000	3,113,071
2.25% 2/15/47(Reg. S)	EUR	1,080,000	1,354,285
2.875% 4/30/24 (Reg. S)	EUR	3,749,000	4,320,109
TOTAL LATVIA			22,988,933
Lithuania - 0.3%
Lithuanian Republic:
0.5% 7/28/50 (Reg. S)	EUR	2,285,000	1,787,299
0.75% 5/6/30 (Reg. S)	EUR	5,762,000	6,110,479
0.75% 7/15/51(Reg. S)	EUR	990,000	791,821
0.95% 5/26/27 (Reg. S)	EUR	1,116,000	1,225,933
1.625% 6/19/49 (Reg. S)	EUR	1,009,000	1,091,999
2.1% 5/26/47 (Reg. S)	EUR	3,903,000	4,750,273
2.125% 10/29/26 (Reg. S)	EUR	4,140,000	4,805,434
TOTAL LITHUANIA			20,563,238
Luxembourg - 0.5%
Grand Duchy of Luxembourg:
0% 4/28/25 (Reg. S)	EUR	174,000	188,682
0% 11/13/26 (Reg. S)	EUR	1,326,000	1,412,460
0% 4/28/30 (Reg. S)	EUR	1,879,000	1,919,461
0% 3/24/31 (Reg. S)	EUR	4,353,000	4,396,827
0% 9/14/32 (Reg. S)	EUR	2,297,000	2,267,242
0.625% 2/1/27 (Reg. S)	EUR	5,651,000	6,189,280
2.125% 7/10/23 (Reg. S)	EUR	15,856,000	18,024,297
TOTAL LUXEMBOURG			34,398,249
Netherlands - 4.7%
Dutch Government:
0% 1/15/24(Reg. S) (b)	EUR	5,969,000	6,610,945
0% 1/15/26	EUR	17,820,000	19,438,689
0% 1/15/27 (Reg. S) (b)	EUR	2,084,000	2,255,342
0% 7/15/30 (Reg. S) (b)	EUR	32,713,000	34,321,851
0% 7/15/31 (Reg. S) (b)	EUR	6,951,000	7,213,530
0% 1/15/38 (Reg. S) (b)	EUR	30,030,000	28,840,872
0% 1/15/52 (Reg. S) (b)	EUR	7,377,000	6,399,623
0.25% 7/15/25 (b)	EUR	13,480,000	14,906,434
0.5% 7/15/26(Reg. S) (b)	EUR	9,511,000	10,582,274
0.5% 1/15/40 (Reg. S) (b)	EUR	9,699,000	10,116,134
0.75% 7/15/27 (Reg. S) (b)	EUR	30,802,000	34,582,017
0.75% 7/15/28 (b)	EUR	34,994,000	39,247,114
1.75% 7/15/23 (Reg. S) (b)	EUR	34,419,000	39,103,386
2% 7/15/24 (b)	EUR	14,826,000	17,137,253
2.5% 1/15/33 (b)	EUR	11,430,000	14,876,611
2.75% 1/15/47 (b)	EUR	25,965,000	41,353,915
3.75% 1/15/42 (b)	EUR	5,130,000	8,689,395
4% 1/15/37 (b)	EUR	9,670,000	15,361,627
TOTAL NETHERLANDS			351,037,012
New Zealand - 1.9%
New Zealand Government:
0.25% 5/15/28	NZD	24,200,000	14,078,302
0.5% 5/15/24	NZD	32,689,000	21,547,730
0.5% 5/15/26	NZD	51,379,000	32,054,516
1.5% 5/15/31	NZD	16,100,000	9,642,053
1.75% 5/15/41	NZD	3,464,000	1,854,992
2% 5/15/32	NZD	11,913,000	7,383,200
2.75% 4/15/37 (Reg. S)	NZD	45,131,000	29,177,406
2.75% 5/15/51	NZD	5,900,000	3,584,127
3% 4/20/29	NZD	28,894,000	19,776,276
TOTAL NEW ZEALAND			139,098,602
Norway - 1.3%
Kingdom of Norway:
1.25% 9/17/31 (Reg. S) (b)	NOK	12,161,000	1,228,981
1.375% 8/19/30 (Reg. S) (b)	NOK	127,181,000	13,154,328
1.5% 2/19/26 (Reg. S) (b)	NOK	159,972,000	17,491,903
1.75% 3/13/25 (Reg. S) (b)	NOK	31,500,000	3,508,281
1.75% 2/17/27 (Reg. S) (b)	NOK	42,082,000	4,600,706
1.75% 9/6/29 (Reg. S) (b)	NOK	75,590,000	8,101,353
2% 5/24/23 (b)	NOK	16,214,000	1,848,619
2% 4/26/28 (Reg. S) (b)	NOK	45,900,000	5,039,493
2.125% 5/18/32(Reg. S) (b)	NOK	105,633,000	11,540,158
3% 3/14/24 (b)	NOK	267,748,000	30,876,043
TOTAL NORWAY			97,389,865
Portugal - 4.5%
Portugal Obrigacoes Do Tesouro:
0.3% 10/17/31 (Reg. S) (b)	EUR	2,477,000	2,482,056
0.475% 10/18/30 (Reg. S) (b)	EUR	31,391,000	32,661,927
0.7% 10/15/27 (Reg. S) (b)	EUR	52,345,000	57,443,102
0.9% 10/12/35 (Reg. S) (b)	EUR	25,777,000	26,109,928
1% 4/12/52 (Reg. S) (b)	EUR	6,365,000	5,437,390
1.95% 6/15/29 (Reg. S) (b)	EUR	17,304,000	20,237,695
2.875% 10/15/25 (Reg. S) (b)	EUR	39,188,000	46,949,910
3.875% 2/15/30(Reg. S) (b)	EUR	16,065,000	21,446,639
4.1% 2/15/45(Reg. S) (b)	EUR	9,047,000	14,410,890
5.65% 2/15/24 (Reg. S) (b)	EUR	28,550,000	34,826,248
Republic of Portugal:
2.125% 10/17/28 (b)	EUR	17,585,000	20,889,457
4.1% 4/15/37 (b)	EUR	24,573,000	36,110,850
4.95% 10/25/23 (b)	EUR	14,514,000	17,323,743
TOTAL PORTUGAL			336,329,835
Singapore - 2.8%
Republic of Singapore:
, yield at date of purchase 0.1974% 10/1/51	SGD	3,600,000	2,251,318
1.625% 7/1/31	SGD	44,254,000	30,745,159
1.75% 2/1/23	SGD	43,809,000	32,392,687
1.875% 3/1/50	SGD	22,250,000	14,118,124
2% 2/1/24	SGD	28,300,000	20,934,504
2.125% 6/1/26	SGD	65,913,000	48,437,192
2.25% 8/1/36	SGD	15,415,000	11,005,629
2.375% 7/1/39	SGD	5,400,000	3,888,590
2.75% 4/1/42	SGD	23,317,000	17,590,585
2.875% 7/1/29	SGD	22,753,000	17,378,467
3.5% 3/1/27	SGD	10,324,000	8,049,879
TOTAL SINGAPORE			206,792,134
Slovakia - 1.3%
Slovakia Republic:
0% 6/17/24 (Reg. S)	EUR	6,882,000	7,576,593
0.125% 6/17/27 (Reg. S)	EUR	6,600,000	7,047,605
0.25% 5/14/25 (Reg. S)	EUR	12,234,000	13,319,215
0.375% 4/21/36(Reg. S)	EUR	5,220,000	4,740,909
1% 6/12/28 (Reg. S)	EUR	5,130,000	5,692,731
1% 10/9/30 (Reg. S)	EUR	21,333,000	23,218,497
1% 5/14/32 (Reg. S)	EUR	3,031,000	3,244,841
1.375% 1/21/27	EUR	3,150,000	3,597,106
1.875% 3/9/37 (Reg. S)	EUR	4,837,000	5,354,088
2% 10/17/47 (Reg. S)	EUR	8,534,000	9,672,413
2.25% 6/12/68 (Reg. S)	EUR	652,000	724,014
3% 2/28/23 (Reg. S)	EUR	429,000	488,757
3.625% 1/16/29 (Reg. S)	EUR	4,631,000	6,136,126
3.875% 2/8/33 (Reg. S)	EUR	3,054,000	4,422,440
TOTAL SLOVAKIA			95,235,335
Slovenia - 1.0%
Republic of Slovenia:
0% 2/12/31 (Reg. S)	EUR	5,375,000	5,275,255
0.125% 7/1/31(Reg. S)	EUR	6,660,000	6,611,780
0.4875% 10/20/50 (Reg. S)	EUR	2,515,000	2,030,102
0.6875% 3/3/81(Reg. S)	EUR	1,748,000	1,183,246
0.875% 7/15/30 (Reg. S)	EUR	8,718,000	9,317,346
1% 3/6/28(Reg. S)	EUR	9,000,000	10,033,411
1.1875% 3/14/29 (Reg. S)	EUR	1,521,000	1,689,232
1.5% 3/25/35 (Reg. S)	EUR	6,884,000	7,481,536
2.125% 7/28/25 (Reg. S)	EUR	261,000	306,580
3.125% 8/7/45 (Reg. S)	EUR	6,338,000	9,004,932
4.625% 9/9/24	EUR	2,655,000	3,261,349
5.125% 3/30/26 (Reg. S)	EUR	12,292,000	16,075,721
TOTAL SLOVENIA			72,270,490
Spain - 4.7%
Spanish Kingdom:
0% 4/30/23	EUR	20,536,000	22,804,051
0% 5/31/24	EUR	25,154,000	27,692,488
0% 1/31/25	EUR	7,857,000	8,599,569
0% 1/31/26	EUR	32,671,000	35,189,641
0% 1/31/28	EUR	10,708,000	11,209,621
0.5% 10/31/31 (Reg. S) (b)	EUR	7,736,000	7,900,563
0.6% 10/31/29 (Reg. S) (b)	EUR	26,377,000	28,153,720
0.8% 7/30/27 (Reg. S) (b)	EUR	23,656,000	26,007,199
0.85% 7/30/37 (Reg. S) (b)	EUR	29,474,000	28,731,022
1% 10/31/50 (Reg. S) (b)	EUR	4,749,000	4,159,786
1.2% 10/31/40 (Reg. S) (b)	EUR	900,000	898,958
1.25% 10/31/30 (Reg. S) (b)	EUR	17,815,000	19,771,894
1.4% 4/30/28 (Reg. S) (b)	EUR	14,259,000	16,192,283
1.45% 10/31/71 (Reg. S) (b)	EUR	9,459,000	7,607,969
1.95% 4/30/26 (Reg. S) (b)	EUR	11,790,000	13,682,484
2.7% 10/31/48 (b)	EUR	3,843,000	4,941,843
2.75% 10/31/24 (Reg. S) (b)	EUR	15,259,000	17,952,503
2.9% 10/31/46(Reg. S) (b)	EUR	720,000	958,389
4.2% 1/31/37 (b)	EUR	10,530,000	15,672,639
5.15% 10/31/44 (b)	EUR	14,225,000	25,515,072
5.75% 7/30/32	EUR	7,520,000	11,837,937
6% 1/31/29	EUR	6,030,000	8,895,295
TOTAL SPAIN			344,374,926
Sweden - 1.5%
Sweden Kingdom:
0.125% 5/12/31 (Reg. S) (b)	SEK	176,865,000	17,072,462
0.5% 11/24/45	SEK	40,760,000	3,504,032
0.75% 5/12/28	SEK	41,560,000	4,303,014
0.75% 11/12/29 (b)	SEK	130,120,000	13,385,487
1% 11/12/26 (Reg. S)	SEK	184,075,000	19,429,639
1.375% 6/23/71	SEK	22,510,000	1,781,188
1.5% 11/13/23 (b)	SEK	115,745,000	12,469,054
2.25% 6/1/32	SEK	84,865,000	9,910,334
2.5% 5/12/25	SEK	220,435,000	24,480,654
3.5% 3/30/39	SEK	61,125,000	8,610,834
TOTAL SWEDEN			114,946,698
Switzerland - 2.1%
Switzerland Confederation:
0% 7/24/39 (Reg. S)	CHF	2,070,000	1,973,786
0.25% 6/23/35(Reg. S)	CHF	7,110,000	7,222,723
0.5% 5/27/30 (Reg. S)	CHF	13,895,000	15,053,606
0.5% 6/28/45	CHF	6,536,000	6,775,994
0.5% 5/30/58 (Reg. S)	CHF	3,907,000	4,055,196
1.25% 6/11/24	CHF	9,855,000	10,987,304
1.25% 5/28/26	CHF	5,574,000	6,301,778
1.25% 6/27/37 (Reg. S)	CHF	6,501,000	7,563,687
1.5% 7/24/25	CHF	6,149,000	6,968,370
1.5% 4/30/42	CHF	5,524,000	6,780,881
2% 6/25/64 (Reg. S)	CHF	2,842,000	4,608,158
2.25% 6/22/31(Reg. S)	CHF	16,319,000	20,351,729
2.5% 3/8/36 (Reg. S)	CHF	3,128,000	4,171,253
3.25% 6/27/27	CHF	8,287,000	10,355,212
3.5% 4/8/33	CHF	5,504,000	7,750,928
4% 2/11/23	CHF	1,599,000	1,798,605
4% 4/8/28	CHF	7,110,000	9,369,457
4% 1/6/49 (Reg. S)	CHF	11,126,000	21,677,043
TOTAL SWITZERLAND			153,765,710
United Kingdom - 4.6%
United Kingdom, Great Britain and Northern Ireland:
0.125% 1/31/23 (Reg. S)	GBP	7,040,000	9,170,412
0.125% 1/31/24 (Reg. S)	GBP	15,456,000	19,834,372
0.125% 1/30/26 (Reg. S)	GBP	26,908,000	33,704,027
0.125% 1/31/28 (Reg. S)	GBP	7,096,000	8,638,452
0.375% 10/22/26 (Reg. S)	GBP	5,740,000	7,179,606
0.375% 10/22/30 (Reg. S)	GBP	4,377,000	5,223,225
0.5% 10/22/61 (Reg. S)	GBP	1,816,000	1,601,961
0.625% 7/31/35 (Reg. S)	GBP	16,465,000	18,633,597
0.625% 10/22/50 (Reg. S)	GBP	6,113,000	6,008,524
0.875% 1/31/46 (Reg. S)	GBP	33,692,000	36,239,250
1% 4/22/24(Reg. S)	GBP	9,226,000	12,030,563
1.25% 10/22/41 (Reg. S)	GBP	15,137,000	17,992,236
1.625% 10/22/28	GBP	3,570,000	4,743,794
1.625% 10/22/71 (Reg. S)	GBP	21,072,000	28,168,699
3.5% 7/22/68	GBP	630,000	1,330,242
4.25% 6/7/32	GBP	9,611,000	15,729,972
4.25% 3/7/36 (Reg. S)	GBP	3,699,000	6,321,759
4.25% 12/7/40	GBP	6,440,000	11,722,800
4.25% 12/7/49 (Reg. S)	GBP	15,124,000	30,333,519
4.5% 9/7/34	GBP	4,130,000	7,094,035
4.75% 12/7/30	GBP	27,492,000	45,624,185
United Kingdom, Great Britain and Northern Ireland Treasury GILT 2.5% 7/22/65 (Reg. S)	GBP	7,630,000	12,745,637
TOTAL UNITED KINGDOM			340,070,867
TOTAL GOVERNMENT OBLIGATIONS (Cost $7,776,880,977)			7,239,347,419

Money Market Funds - 2.6%
	Shares	Value ($)
Fidelity Cash Central Fund 0.31% (d) (Cost $188,619,380)	188,581,664	188,619,380

TOTAL INVESTMENT IN SECURITIES - 100.7% (Cost $7,965,500,357)	7,427,966,799
NET OTHER ASSETS (LIABILITIES) - (0.7)%	(48,135,271)
NET ASSETS - 100.0%	7,379,831,528

Forward Foreign Currency Contracts
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation/ (Depreciation) ($)

AUD	41,318,273	USD	30,966,393	State Street Bank And Trust Co	4/04/22	(47,929)
CHF	26,795,808	USD	29,056,395	State Street Bank And Trust Co	4/04/22	(58,173)
DKK	229,751,064	USD	34,225,919	State Street Bank And Trust Co	4/04/22	(57,619)
EUR	517,046,621	USD	573,332,316	BNP Paribas	4/04/22	(1,349,490)
GBP	42,932,830	USD	56,413,309	HSBC Bank USA	4/04/22	(14,597)
JPY	34,353,226,742	USD	282,626,300	HSBC Bank USA	4/04/22	(441,096)
NOK	176,931,229	USD	20,197,537	HSBC Bank USA	4/04/22	(100,508)
NZD	28,788,181	USD	19,956,543	State Street Bank And Trust Co	4/04/22	(4,894)
SEK	198,394,617	USD	21,206,360	BNP Paribas	4/04/22	(105,937)
SGD	35,148,955	USD	25,952,638	Bank Of America NA	4/04/22	(19,148)
CAD	13,694,000	USD	10,969,108	JPMorgan Chase Bank, N.A.	4/28/22	(16,561)
USD	311,339,495	AUD	414,390,000	BNP Paribas	4/28/22	1,162,943
USD	17,442,525	AUD	23,267,000	State Street Bank And Trust Co	4/28/22	26,859
USD	306,846,179	CAD	383,095,000	BNP Paribas	4/28/22	444,401
USD	131,519,079	CHF	122,270,000	BNP Paribas	4/28/22	(907,934)
USD	21,770,791	CHF	20,061,000	State Street Bank And Trust Co	4/28/22	43,316
USD	145,426,229	DKK	983,743,000	Royal Bank Of Canada	4/28/22	(977,694)
USD	27,976,762	DKK	187,671,000	State Street Bank And Trust Co	4/28/22	46,936
USD	458,136,396	EUR	412,872,000	BNP Paribas	4/28/22	1,073,714
USD	2,451,213,713	EUR	2,228,832,000	JPMorgan Chase Bank, N.A.	4/28/22	(16,175,529)
USD	919,920,000	EUR	836,465,046	State Street Bank And Trust Co	4/28/22	(6,073,909)
USD	293,745,296	GBP	222,872,000	BNP Paribas	4/28/22	1,014,334
USD	47,672,409	GBP	36,287,000	HSBC Bank USA	4/28/22	11,292
USD	9,982,862	HKD	78,123,000	HSBC Bank USA	4/28/22	7,582
USD	1,210,273,570	JPY	147,624,450,000	BNP Paribas	4/28/22	(2,918,037)
USD	272,580,621	JPY	33,118,600,000	HSBC Bank USA	4/28/22	408,853
USD	81,624,192	NOK	704,629,000	BNP Paribas	4/28/22	1,612,086
USD	17,626,561	NOK	154,456,000	HSBC Bank USA	4/28/22	87,757
USD	124,360,596	NZD	178,735,000	BNP Paribas	4/28/22	534,060
USD	15,963,487	NZD	23,036,000	State Street Bank And Trust Co	4/28/22	4,285
USD	15,785,396	SEK	147,617,000	BNP Paribas	4/28/22	78,666
USD	99,355,238	SEK	935,517,000	State Street Bank And Trust Co	4/28/22	(185,557)
USD	19,627,762	SGD	26,586,000	Bank Of America NA	4/28/22	14,191
USD	187,307,597	SGD	254,392,000	State Street Bank And Trust Co	4/28/22	(367,709)

TOTAL FORWARD FOREIGN CURRENCY CONTRACTS						(23,251,046)

Unrealized Appreciation						6,571,275
Unrealized Depreciation						(29,822,321)
Currency Abbreviations
AUD	-	Australian dollar
CAD	-	Canadian dollar
CHF	-	Swiss franc
DKK	-	Danish krone
EUR	-	European Monetary Unit
GBP	-	British pound sterling
HKD	-	Hong Kong dollar
JPY	-	Japanese yen
NOK	-	Norwegian krone
NZD	-	New Zealand dollar
SEK	-	Swedish krona
SGD	-	Singapore dollar
USD	-	U.S. dollar

Categorizations in Schedule of Investments are based on country or territory of incorporation.

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $2,180,864,600 or 29.6% of net assets.

(c)	Security or a portion of the security has been segregated as collateral for open forward foreign currency contracts. At period end, the value of securities pledged amounted to $4,087,345.
(d)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	%ownership, end of period
Fidelity Cash Central Fund 0.31%	12,953,038	3,117,985,669	2,942,319,327	18,319	-	-	188,619,380	0.4%
Total	12,953,038	3,117,985,669	2,942,319,327	18,319	-	-	188,619,380

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities.Government Obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. For foreign debt securities, when significant market or security specific events arise, valuations may be determined in good faith in accordance with procedures adopted by the Board. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

The U.S. dollar value of foreign currency contracts is determined using currency exchange rates supplied by a pricing vendor and are categorized as Level 2 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Foreign Exchange Risk - Foreign exchange rate risk relates to fluctuations in the value of an asset or liability due to changes in currency exchange rates.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund.

Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain OTC derivatives, the Fund attempts to reduce its exposure to counterparty credit risk by entering into an International Swaps and Derivatives Association, Inc. (ISDA) Master Agreement with each of its counterparties. The ISDA Master Agreement gives the Fund the right to terminate all transactions traded under such agreement upon the deterioration in the credit quality of the counterparty beyond specified levels. The ISDA Master Agreement gives each party the right, upon an event of default by the other party or a termination of the agreement, to close out all transactions traded under such agreement and to net the amounts owed under each transaction to one net payable by one party to the other. To mitigate counterparty credit risk on bi-lateral OTC derivatives, the Fund receives collateral in the form of cash or securities once the Fund's net unrealized appreciation on outstanding derivative contracts under an ISDA Master Agreement exceeds certain applicable thresholds, subject to certain minimum transfer provisions. The collateral received is held in segregated accounts with the Fund's custodian bank in accordance with the collateral agreements entered into between the Fund, the counterparty and the Fund's custodian bank. The Fund could experience delays and costs in gaining access to the collateral even though it is held by the Fund's custodian bank. The Fund's maximum risk of loss from counterparty credit risk related to bi-lateral OTC derivatives is generally the aggregate unrealized appreciation and unpaid counterparty payments in excess of any collateral pledged by the counterparty to the Fund. The Fund may be required to pledge collateral for the benefit of the counterparties on bi-lateral OTC derivatives in an amount not less than each counterparty's unrealized appreciation on outstanding derivative contracts, subject to certain minimum transfer provisions, and any such pledged collateral is identified in the Schedule of Investments. Exchange-traded contracts are not covered by the ISDA Master Agreement; however counterparty credit risk related to these contracts may be mitigated by the protection provided by the exchange on which they trade. Counterparty credit risk related to centrally cleared OTC swaps may be mitigated by the protection provided by the clearinghouse.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Forward Foreign Currency Contracts: Forward foreign currency contracts represent obligations to purchase or sell foreign currency on a specified future date at a price fixed at the time the contracts are entered into.

The Fund used forward foreign currency contracts to facilitate transactions in foreign-denominated securities and to manage exposure to certain foreign currencies.

Open forward foreign currency contracts at period end are presented in the Schedule of Investments under the caption "Forward Foreign Currency Contracts." The contract amount and unrealized appreciation (depreciation) reflects each contract's exposure to the underlying currency at period end.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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